Shareholders’ Equity	12 Months Ended
Mar. 31, 2026
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 18 — SHAREHOLDERS’ EQUITY

Unless otherwise stated, the share information related to historical transactions described in this note is presented based on the actual number of shares issued at the date of such transactions. The share and per-share data presented in the consolidated financial statements have been retrospectively adjusted to reflect the Share Consolidation described below.

Ordinary Shares

The Company was incorporated under the laws of the Cayman Islands on July 26, 2023. The original authorized number of ordinary shares was 500 million shares with par value of US$0.0001. The Company issued 50,000,000 ordinary shares at $0.0001 par value per share to the participating shareholders in connection with the reorganization of the Company.

Additional paid-in capital

On December 2, 2022, Hainan Lianhe Enterprise Management Group Co., Ltd. (“Hainan Lianhe”) invested $416,913 into Shenzhen Sowell in exchange for 30.0% of the beneficial ownership of Shenzhen Sowell.

On June 26, 2023, Mr. Dengyao Jia invested $552,485 into Shenzhen Sowell in exchange for 20.0% of the beneficial ownership of Shenzhen Sowell.

For the year ended March 31, 2024, Hainan Lianhe further invested $1,417,613 into Shenzhen Sowell by capital injection and payment of expenses on behalf of the Company.

For the year ended March 31, 2025 Hainan Lianhe further invested $685,878 into Shenzhen Sowell by payment of expenses on behalf of the Company.

The Company has undergone several re-organization transactions for the sake of seeking a listing of its Class A Ordinary Shares on a national exchange in the United States. On December 12, 2023, as a result of the completion of the reorganization transactions, 15,000,000 Class A Ordinary Shares of the Company were issued in the name of Lianhe Holding Group Limited (“Lianhe Holding”), equivalent to 30.0% of the Company outstanding ordinary shares. Lianhe Holding is a wholly-owned subsidiary of Hainan Lianhe, accordingly, Hainan Lianhe is the beneficial owner of the 15,000,000 Class A Ordinary Shares of the Company.

Completion of IPO

On April 4, 2025, the Company consummated the Offering of 2,000,000 Class A Ordinary Shares at a price to the public of $4.00 per share. The aggregate gross proceeds from the Offering amounted to $8,000,000, prior to deducting underwriting discounts, commissions and offering-related expenses. Upon the completion of the Offering, 52,000,000 Class A Ordinary Shares were issued and outstanding. Net proceeds received by the Company from its IPO were approximately $7.0 million. The Shares were previously approved for listing on the Nasdaq Stock and commenced trading under the ticker symbol “LHSW” on April 4, 2025.

Representative’s Warrants

On April 4, 2025, the Company entered into an underwriting agreement with R.F. Lafferty & Co., Inc. (the “Representative”). The Company issued to the Representative warrants (the “Representative’s Warrants”) to purchase up to an aggregate of 60,000 Class A Ordinary Shares on a pre-Share Consolidation basis, equivalent to 3,750 Class A Ordinary Shares after giving retroactive effect to the 1-for-16 Share Consolidation, at an exercise price of $4.80 per share on a pre-Share Consolidation basis, equivalent to $76.80 per share on a post-Share Consolidation basis. The Representative’s Warrants became exercisable on October 4, 2025.

The issuance of the Representative’s Warrants is within the scope of FASB ASC Topic 718, “Compensation-Stock Compensation” (“ASC 718”). Under ASC 718, share-based compensation associated with equity-classified awards is measured at fair value upon the grant date. The Representative’s Warrants are required to be recorded as a component of additional paid-in capital at the time of issuance and subsequent changes in fair value are not recognized as long as the Representative’s Warrants continue to be classified as equity. None of the Representative’s Warrants were exercised as of March 31, 2026.

The aggregate grant-date fair value of the Representative’s Warrants was $168,266 as of April 4, 2025. The fair value of the Representative’s Warrants was determined using the Binomial Tree Pricing Model and the following assumptions:

April 4, 2025
Share price	$46.72
Risk free interest rate	3.73%
Expected life (years)	5
Expected volatility	189.81%

The following table summarizes the Company’s activities and status of the Representative’s Warrants:

	Number of Warrant	Weighted Average Exercise Price	Weighted Average Remaining Term (Years)
Outstanding as of March 31, 2025	—	—	—
Issued	3,750	$76.8	5.0
Forfeited or expired	—	—	—
Outstanding as of March 31, 2026	3,750	$76.8	4.5

Approval of Dual-Class Share Structure

On November 7, 2025, the Company’s board of directors and shareholders approved the adoption of a dual-class share structure, pursuant to which the Company’s ordinary shares were redesignated into Class A Ordinary Shares and Class B Ordinary Shares, par value of $0.0001 per share, respectively. Each Class A Ordinary Share is entitled to one vote per share, and each Class B Ordinary Share is entitled to 100 votes per share. The Class B Ordinary Shares are convertible into Class A Ordinary Shares on a one-for-one basis at the option of the holder. The rights of the holders of Class A Ordinary Shares and Class B Ordinary Shares are otherwise identical, except for voting and conversion rights. The Company’s amended and restated memorandum and articles of association reflecting the dual-class share structure became effective on November 7, 2025.

As a result of this redesignation, all 52,000,000 issued and outstanding ordinary shares were reclassified as Class A Ordinary Shares. The remaining authorized but unissued ordinary shares of the Company, par value of $0.0001 per share, be re-designated and re-classified into (i) 398,000,000 Class A Ordinary Shares on a one for one basis and (ii) 50,000,000 Class B Ordinary Shares of the Company, par value of $0.0001 per share, with 100 votes per share on a one for one basis.

400,000 Class B Ordinary Shares be issued to Lianyue Holding Limited, a company wholly owned by Mr. Yue Zhu, the Company’s Chief Executive Officer and Chairman of the Board and 600,000 Class B Ordinary Shares be issued to Patton Holding Group Limited, a company wholly owned by Mr. Dengyao Jia, a shareholder of the Company, each at par value.

The issuance of Class B Ordinary Shares to Lianyue Holding Limited and Patton Holding Group Limited was accounted for as share-based compensation under ASC Topic 718, Share-Based Compensation, as the recipients are entities controlled by the Company’s directors. The Company determined the grant-date fair value of the Class B Ordinary Shares issued and recognized the related share-based compensation expense during the year ended March 31, 2026.

Shareholder Approval of Share Consolidation

On May 29, 2026, the Company’s board of directors and shareholders approved a first share consolidation (the “Share Consolidation”), pursuant to which every sixteen Class A Ordinary Shares with a par value of $0.0001 each were consolidated into one Class A Ordinary Share with a par value of $0.0016 each, and every sixteen Class B Ordinary Shares with a par value of $0.0001 each were consolidated into one Class B Ordinary Share with a par value of $0.0016 each; and amended the Company’s authorized share capital from $50,000, divided into 28,125,000 Class A Ordinary Shares with a par value of $0.0016 each and 3,125,000 Class B Ordinary Shares with a par value of $0.0016 each and increased the share capital from $50,000 to $80,000,000 divided into 45,000,000,000 Class A Ordinary Shares with a par value of US$0.0016 each and 5,000,000,000 Class B Ordinary Shares with a par value of US$0.0016 each.

The Share Consolidation became effective on June 22, 2026. As a result of the Share Consolidation, every 16 shares of the Company’s issued and outstanding Class A and Class B Ordinary Shares were automatically converted into one share of Class A and Class B Ordinary Shares, with $0.0016 par value per share. All share and per-share data in these financial statements, including the number of shares authorized, issued and outstanding, weighted average shares, and earnings per share, have been retroactively adjusted to reflect the Share Consolidation for all periods presented, as if the Share Consolidation had occurred at the beginning of the earliest period presented.